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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 12/31/2010
                                                           ----------
            Check here if Amendment[ ]: Amendment Number:
                                                           ----------

                                  This Amendment (Check only one):

                                  [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            -----------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            -----------------------------------------------------------

Form 13F File Number 28-   11638
                          ---------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            -----------------------------------------------------------
Title:      Associate
            -----------------------------------------------------------
Phone:      312-265-9600
            -----------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
-----------------------------------------------------------------------
(Signature)
Chicago, Illinois
-----------------------------------------------------------------------
(City, State)
2/14/2011
-----------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE
---------------

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                       2
           -------------

Form 13F Information Table Entry Total:
                      29
           -------------
Form 13F Information Table Value Total:
           $     262,308 (thousands)
           -------------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number       Name
1            28-11635                   DANIEL J. DONOGHUE
------       --------------------       ----------------------------
2            28-11637                   DISCOVERY GROUP I, LLC
------       --------------------       ----------------------------

                              13F INFORMATION TABLE
                                   12/31/2010

           COLUMN 1          COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                           Voting Authority

           NAME OF           TITLE OF                  VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER
            ISSUER            CLASS          CUSIP   (X $1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE     SHARED NONE
AMERICAN MED ALERT CORP           COM      027904101     4,566    743,635  SH      SHARED-OTHER    1, 2          743,635
ARTHROCARE CORP                   COM      043136100    19,138    616,163  SH      SHARED-OTHER    1, 2          616,163
ATMI INC                          COM      00207R101     4,399    220,587  SH      SHARED-OTHER    1, 2          220,587
ATRICURE INC                      COM      04963C209    17,414  1,695,586  SH      SHARED-OTHER    1, 2        1,695,586
CALIFORNIA PIZZA KITCHEN INC      COM      13054D109     6,363    368,212  SH      SHARED-OTHER    1, 2          368,212
CARDIONET INC                     COM      14159L103     8,389  1,792,491  SH      SHARED-OTHER    1, 2        1,792,491
DESTINATION MATERNITY CORP        COM      25065D100       244      6,426  SH      SHARED-OTHER    1, 2            6,426
DG FASTCHANNEL INC                COM      23326R109    17,196    595,436  SH      SHARED-OTHER    1, 2          595,436
DRUGSTORE COM INC                 COM      262241102    22,632 10,240,763  SH      SHARED-OTHER    1, 2       10,240,763
EINSTEIN NOAH REST GROUP INC      COM      28257U104     5,666    403,290  SH      SHARED-OTHER    1, 2          403,290
ENDOLOGIX INC                     COM      29266S106    26,077  3,647,158  SH      SHARED-OTHER    1, 2        3,647,158
FBR CAPITAL MARKETS CORP          COM      30247C301     1,098    287,541  SH      SHARED-OTHER    1, 2          287,541
GLOBAL POWER EQUIPMENT GRP I COM PAR $0.01 37941P306    15,003    646,701  SH      SHARED-OTHER    1, 2          646,701
GSI TECHNOLOGY                    COM      36241U106     4,268    526,900  SH      SHARED-OTHER    1, 2          526,900
HEARTLAND PMT SYS INC             COM      42235N108     5,407    350,647  SH      SHARED-OTHER    1, 2          350,647
HERLEY INDS INC DEL               COM      427398102    12,267    708,233  SH      SHARED-OTHER    1, 2          708,233
INFORMATION SERVICES GROUP I      COM      45675Y104     5,432  2,623,961  SH      SHARED-OTHER    1, 2        2,623,961
LASERCARD CORP                    COM      51807U101       853    136,486  SH      SHARED-OTHER    1, 2          136,486
MEDIWARE INFORMATION SYS INC      COM      584946107       606     55,949  SH      SHARED-OTHER    1, 2           55,949
MKS INSTRUMENTS INC               COM      55306N104    10,734    438,133  SH      SHARED-OTHER    1, 2          438,133
NAVISITE INC                    COM NEW    63935M208     1,862    502,018  SH      SHARED-OTHER    1, 2          502,018
OBAGI MEDICAL PRODUCTS INC        COM      67423R108    17,843  1,544,833  SH      SHARED-OTHER    1, 2        1,544,833
ONLINE RES CORP                   COM      68273G101     1,666    358,208  SH      SHARED-OTHER    1, 2          358,208
PRGX GLOBAL INC                 COM NEW    69357C503     3,793    599,146  SH      SHARED-OTHER    1, 2          599,146
S1 CORPORATION                    COM      78463B101    12,800  1,855,060  SH      SHARED-OTHER    1, 2        1,855,060
SONOSITE INC                      COM      83568G104     1,866     59,045  SH      SHARED-OTHER    1, 2           59,045
TESSCO TECHNOLOGIES INC           COM      872386107    16,271  1,020,138  SH      SHARED-OTHER    1, 2        1,020,138
TIER TECHNOLOGIES INC             CL B     88650Q100    14,732  2,459,404  SH      SHARED-OTHER    1, 2        2,459,404
WINN DIXIE STORES INC           COM NEW    974280307     3,723    518,591  SH      SHARED-OTHER    1, 2          518,591

    TOTAL                                              262,308 35,020,741                                     35,020,741